UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23318

Ecofin Tax-Exempt Private Credit Fund, Inc.
(Exact Name of Registrant as specified in charter)

6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
Diane Bono
6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record

NEW HOPE TX CULTURAL ED FACS
Security		64542PES0		Meeting Type		Consent
Ticker Symbol				Meeting Date		29-Mar-2023
ISIN
Item	Proposal		Proposed by	Vote	For/Against Management
1.	VOTE ON THE PLAN (FOR = ACCEPT, AGAINST = REJECT) (ABSTAIN VOTES DO NOT COUNT)		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
ECOFIN TAX-EXEMPT PRIVATE CREDIT FUND, INC.

Date: August 24, 2023	By:	/s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Chief Executive Officer